Segment Information - Principal Customers and Credit Risk (Details)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Certain wholesalers in the United States
Disclosure of information about major customers and credit risk [line items]
Percentage of entity's revenue	27.00%
Customer one
Disclosure of information about major customers and credit risk [line items]
Percentage of entity's revenue	11.00%	12.00%
Customer two
Disclosure of information about major customers and credit risk [line items]
Percentage of entity's revenue	9.00%	8.00%
Customer three
Disclosure of information about major customers and credit risk [line items]
Percentage of entity's revenue	7.00%	7.00%